Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1) (3)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs (1) (3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (2)	Net Loss

2025	$1,115,438	$1,115,438	$353,364	$353,364	$45.55	$(3,300,337)
2024	$1,137,886	$1,137,886	$359,756	$359,756	$60.83	$(3,339,201)
2023	$1,089,337	$1,089,337	$337,958	$337,958	$93.12	$(3,026,135)

Named Executive Officers, Footnote [Text Block]		Francis E. O’Donnell was the PEO for each of the years in the above table. James A. McNulty was the only Non-PEO NEO for each of the years in the above table.
PEO Total Compensation Amount	[1]	$ 1,115,438	$ 1,137,886	$ 1,089,337
PEO Actually Paid Compensation Amount	[1],[2]	$ 1,115,438	1,137,886	1,089,337
Adjustment To PEO Compensation, Footnote [Text Block]

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for PEO

	2025	2024	2023
Summary Compensation Table Total	$1,115,438	1,137,886	1,089,337
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	$-	(3,500)	(3,500)
Plus: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Fiscal Year	$-	3,500	3,500
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$-	-	-
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$-	-	-
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$-	-	-
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	$-	-	-
Compensation Actually Paid	$1,115,438	$1,137,886	$1,089,337

Non-PEO NEO Average Total Compensation Amount	[1]	$ 353,364	359,756	337,958
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	$ 353,364	359,756	337,958
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for Non-PEO NEOs

	2025	2024	2023
Summary Compensation Table Total	$353,364	359,756	337,958
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	$-	(6,700)	-
Plus: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Fiscal Year	$-	6,700	-
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$-	-	-
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$-	-	-
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$-	-	-
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	$-	-	-
Compensation Actually Paid	$353,364	$359,756	$337,958

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Description of Relationship Between PEOs and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between the average Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]

Description of Relationship Between PEOs and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between the average Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Loss during the three most recently completed fiscal years.

Total Shareholder Return Amount	[3]	$ 45.55	60.83	93.12
Net Income (Loss) Attributable to Parent		$ (3,300,337)	$ (3,339,201)	$ (3,026,135)
PEO Name		Francis E. O’Donnell	Francis E. O’Donnell	Francis E. O’Donnell
PEO [Member] | Grant Date Fair Value of Equity Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (3,500)	$ (3,500)
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,500	3,500
PEO [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Grant Date Fair Value of Equity Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(6,700)
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			6,700
Non-PEO NEO [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount

[1]	Francis E. O’Donnell was the PEO for each of the years in the above table. James A. McNulty was the only Non-PEO NEO for each of the years in the above table.
[2]	Deductions from, and additions to, total compensation as reported in the SCT by year to calculate CAP include:
[3]	Assumes $100 was invested for the period starting December 31, 2022, through the end of the listed year in shares of our common stock.